Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
2.2	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements. Significant accounting estimates reflected in the Company’s consolidated financial statements include legal contingencies, share-based compensation and realization of deferred tax assets. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation
2.3	Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprises (“WFOE”) and variable interest entities (“VIEs”) over which the Company is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated statements of comprehensive (loss)/income from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Due to legal restrictions on foreign ownership and investment in commercial internet content provider or other value-added telecommunication service through certain PRC domestic companies, the equity interests of certain PRC domestic companies are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. Specifically, the PRC domestic companies that are material to the Group’s businesses are Beijing Technology and Shenzhen uCloudlink.

2.	Summary of significant accounting policies (Continued)
2.3	Consolidation (Continued)

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Company’s consolidated financial statements with intercompany balances and transactions eliminated between the VIEs:

	As of December 31,
	2019	2020
	(in thousands of US$)
Cash and cash equivalents	4,875	1,734
Accounts receivable, net	5,625	1,450
Amounts due from non-VIE subsidiaries of the Company	9,072	6,663
Property and equipment and intangible assets	2,219	2,311
Others	19,262	9,399
Total assets	41,053	21,557
Short term borrowings	4,659	—
Amounts due to non-VIE subsidiaries of the Company	48,674	42,442
Accrued expenses, account payable and other liabilities	16,580	14,276
Contract liabilities	837	215
Total liabilities	70,750	56,933

	Years ended December 31,
	2018	2019	2020
	(in thousands of US$)
Revenue (note)	89,366	82,054	55,014
Net (loss)/income (note)	(20,102)	3,160	(3,528)
Net cash (used in)/provided by operating activities	(8,816)	2,516	2,739
Net cash provided by/ (used in) investing activities	371	(2,697)	(1,196)
Net cash provided by/ (used in) financing activities	4,309	(207)	(4,684)

Note:

Revenue and net (loss)/income incurred by the VIEs are primarily from the provision of data connectivity services, as well as sales of Wi-Fi terminals and sales of data related products.

The VIEs did not have any material related party transactions except for the related party transactions which are disclosed in Note 23 or elsewhere in these consolidated financial statements, and those transactions with other subsidiaries that are not VIEs, which were eliminated upon consolidation.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital. As all VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by its VIEs, the Company has provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs, as well as the Company’s own business objectives in the future.

2.	Summary of significant accounting policies (Continued)
2.3	Consolidation (Continued)

Unrecognized revenue-producing assets held by the VIEs include certain internet value added services provision and other licenses. The internet value added services provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC, and therefore are integral to the Group’s operations. The internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

Segment reporting
2.4	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of the executive directors of the Company. The Group has only one operating and reportable segment. The Group’s long-lived assets are substantially all located in the PRC.

Foreign currency transaction
2.5	Foreign currency translation

The functional currency of the Company is US$. The Company’s subsidiaries with operations in the PRC, Hong Kong and other jurisdictions generally use their respective local currencies as their functional currencies. The reporting currency of the Company is US$. The financial statements of the Company’s subsidiaries, other than the subsidiaries with the functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive (loss)/income during the period in which they occur.

Convertible bonds
2.6	Convertible bonds

The Group determines the accounting of its convertible bonds in accordance with the terms in relation to the conversion feature and beneficial conversion feature, as applicable. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 “Derivatives and Hedging” and ASC 470 “Debt”. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. Interest expenses are recognized in the statement of comprehensive (loss)/income in the period in which they are incurred.

Mezzanine equity
2.7	Mezzanine equity

Mezzanine equity represents the Series A Preferred Shares issued by the Company. The Series A Preferred Shares are redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Group’s control. Therefore, the Group classifies the Series A Preferred Shares as mezzanine equity.

In accordance with ASC 480-10, the mezzanine equity was initially measured based on its fair value at date of issue. Since the Series A Preferred Shares will be redeemable at the holder’s option after 5 years from issuance if the Series A Preferred Shares are not converted, either voluntarily or automatically upon a qualified initial public offering (“Qualified IPO”), the Group accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of the instrument using the effective interest method.

2.	Summary of significant accounting policies (Continued)
2.7	Mezzanine equity (Continued)

Increase in carrying amount shall be recorded as charges against retained earnings or, in the absence of retained earnings, by charges against additional paid-in capital.

In June 2020, all 29,000,000 issued and outstanding Series A Preferred Shares were converted into Class A ordinary shares upon the completion of the IPO.

Revenue recognition
2.8	Revenue recognition

Revenue is principally generated by the provision of data connectivity services and the sales of terminals and sales of data related products. Revenue represents the fair value of the consideration received or receivable for the sales of goods and the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The Group recognizes revenue in accordance with ASC 606 “Revenue from Contracts with Customers” for all years presented with full retrospective method.

The Group conducts its business through various contracts with customers, including:

(i)	Data connectivity services

The Group generates international data connectivity services revenues from (i) data service fees from the use of portable Wi-Fi terminals (under its brand of “Roamingman”), (ii) data service fees generated from sales of data connectivity services to enterprise customers, and (iii) retail sales of data connectivity services.

The Group also generates local data connectivity services revenues from (i) data service fees generated from sales of data connectivity services to enterprise customers, and (ii) retail sales of data connectivity services.

For data connectivity services from the use of portable Wi-Fi terminals, the Group determines that the arrangement involves the leasing of portable Wi-Fi terminals with data connectivity services embedded. The Group determines that it is the lessor in the arrangement which contains an equipment lease component and a service non-lease component. The Group further determines that lease component is an operating lease under ASC 840, and that the operating lease component and service component are delivered over the same time and pattern. Therefore, the lease income and service income are recognized as data connectivity services revenue evenly over the service period.

The Group evaluates and determines that it is the principal. For data connectivity services from the use of portable Wi-Fi terminals and retail sales of data connectivity services, the Group views users as its customers. For data connectivity services generated from sales of data connectivity services to enterprise customers, the Group views enterprise customers as its customers. The Group reports data connectivity services revenues on gross basis. Accordingly, the amounts paid for data connectivity services by customers are recorded as revenues and the related commission fees paid to its agents (mainly travel agents and other online distributors) are recorded as cost of revenues. Where the Group is the principal, it controls the data before the data connectivity service is provided to customers. Its control is evidenced by the inventory risk borne by the Group and the Group’s ability to direct the use of the data, and is further supported by the Group being primarily responsible to customers and having the discretion in establishing pricing.

Data connectivity services offered to customers typically provide unlimited data usage during a fixed period of time (“contract period”), where revenue is recognized ratably on a straight-line basis over the contract period. The Group does not have further performance obligations to the customers after the contract period. The Group also offers data connectivity services where customers are charged service fee based on actual data usage, where revenue is recognized as the services are provided to customers.

2.	Summary of significant accounting policies (Continued)
2.8	Revenue recognition (Continued)

In providing data connectivity services to its customers, the Group procures SIM cards and data plans from various suppliers. Those SIM cards are activated and hosted on the Group’s cloud SIM platform. The Group’s cloud SIM platform manages terminal information and customer accounts and intelligently allocates the SIM cards and data plans and makes them available to customers who purchase the Group’s data connectivity services. Accordingly, the Group takes inventory risk and obtains control of the SIM cards and data plans procured and direct the use of the data on its cloud SIM platform depending on customers’ demand. The Group accounts for the SIM cards and data plans procured as costs of revenue as data is being made available and consumed on its cloud SIM platform.

As the Group’s data connectivity services are provided without right of return and the Group does not provide any other credit and incentive to its customers, therefore, the Group’s provision of data connectivity services does not involve variable consideration.

(ii)	Sales of terminals and data related products

The Group generates revenues from selling tangible products, including GlocalMe portable Wi-Fi terminals, GlocalMe World Phone series and smartphones with GlocalMe Inside (“GMI”) implemented, as well as SIM cards, to enterprise and retail customers and business partners. Sales of terminals and data related products are recognized when control of promised goods is transferred to the customers, which generally occurs upon the acceptance of the goods by the customers.

For sales of Wi-Fi terminals, one gigabyte of free data connectivity service is normally included as a bundle package for the first time purchase of the terminals. There are two separate performance obligations in such bundle sales as the Wi-Fi terminal is a distinct good while the data connectivity service is a distinct service. The Group allocates the transaction price to each distinct performance obligation based on their relative standalone selling prices. The Group then recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue related to the Wi-Fi terminals, revenue is recognized when the control of the Wi-Fi terminals is transferred. For revenue related to the data connectivity service, it is recognized ratably on a straight-line basis over the relevant contract period.

(iii)	Provision of PaaS or SaaS services

Platform-as-a-Service (PaaS) or Software-as-a-Service (SaaS) mainly consist of fees generated from providing cloud SIM platform as a service to business partners. The Group provides its cloud SIM platform as a service to business partners enabling them to manage their data resources. Business partners using the platform are charged service fees for the use of the cloud SIM platform services. The Group has continuous obligation to ensure the performance of the platform over the service period. Revenue is recognized ratably over the contract period as business partners simultaneously consume and receive benefits from the service. The Group does not provide any other credit and incentive related to the cloud SIM platform services, therefore there is no variable consideration in the arrangement.

(iv)	Contract balance

Contract liabilities represent the cash collected upfront from the customers for purchase of data connectivity services or purchase of Wi-Fi terminals, while the underlying data connectivity services have not yet been rendered or the Wi-Fi terminals have not been delivered to the customers by the Group, which is included in the presentation of contract liabilities.

Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year. Where transaction prices for data connectivity services and Wi-Fi terminals are received upfront from the customers, such receipts are recorded as contract liabilities and recognized as revenues over the contract period. The opening balance of contract liabilities from several customers as of January 1, 2018 was US$2,542 thousands. For the year ended December 31, 2018, 2019 and 2020, revenue amounting to US$2,542 thousands, US$3,940 thousands and US$1,925 thousands were included in the contract liabilities balance at the beginning of the respective period.

Cost of revenue
2.9	Cost of revenue

Cost of revenue consists primarily of data connectivity service costs, cost of inventory, logistics costs, depreciation and maintenance costs for equipment, payment processing fees and other related incidental expenses that are directly attributable to the Group’s principal operations.

Research and development expenses
2.10	Research and development expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel, share-based compensation, materials, general expenses and depreciation expenses associated with research and development activities.

Sales and marketing expenses
2.11	Sales and marketing expenses

Sales and marketing expenses consist primarily of online and offline advertising expenses, promotion expenses, share-based compensation, staff costs, sales commissions and other related incidental expenses that are incurred to conduct the Group’s sales and marketing activities.

Advertising and promotional expenses were US$6,589 thousands, US$5,991 thousands and US$2,695 thousands during the years ended December 31, 2018, 2019 and 2020, respectively.

General and administrative expenses
2.12	General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses, share-based compensation and those not specifically dedicated to research and development or sales and marketing activities, depreciation of property and equipment, amortization of intangible assets, legal and professional services fees, rental and other general corporate related expenses.

Share-based compensation
2.13	Share-based compensation

Share-based compensation expenses arise from share-based awards, mainly including Restricted Shares held by certain senior management (namely, Mr. Chen Chaohui, Mr. Peng Zhiping and Mr. Gao Wen) and share options awarded to employees and certain senior management in accordance with ASC 718 Stock Compensation. The Group follows ASC 718 to determine whether share option or restricted shares should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees and certain senior management classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group classifies the share-based awards granted to employees and certain senior management as equity award, and has elected to recognize compensation expense on share-based awards with service condition on a graded vesting basis over the requisite service period, which is generally the vesting period.

The Group entered into a share restriction agreement with certain senior management and their respective wholly owned companies, which directly hold the equity interest in the Group. Pursuant to the share restriction agreement, all ordinary shares (“Restricted Shares”) of the Group held by certain senior management shall be subject to vesting conditions until the Restricted Shares become vested. The Restricted Shares were classified as equity awards under ASC 718 and are accounted for as share-based compensation based on the grant date fair value over the vesting period using graded vesting method.

For share options awarded to employees and certain senior management, the Group applies the Binominal option pricing model in determining the fair value of options granted under ASC 718. The Group has elected to account for forfeitures when they occur.

On each measurement date, the Group reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Group, including the fair value of the underlying shares, expected life and expected volatility. The Group is required to consider many factors and makes certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards change significantly in the future, share-based compensation expense may differ materially.

Other employee benefits
2.14	Other employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. During the years ended December 31, 2018, 2019 and 2020, contributions to such plan amounting to US$4,888 thousands, US$3,836 thousands and US$2,077 thousands respectively, were charged to the consolidated statements of comprehensive (loss)/income.

The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC.

Income taxes
2.15	Income taxes

The Group accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

Deferred taxes are also recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free manner.

The Group adopts ASC 740 “Income Taxes” which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2018, 2019 and 2020.

Government grants
2.16	Government grants

For government grants that are non-operating in nature and with no further conditions to be met, the amounts are recognized as income in other income, net. For government grants that contain certain operating conditions, the amounts are recorded as deferred government grant, and are recognized as income in other income, net when the conditions are met.

Leases
2.17	Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments (net of any incentives received from the lessor) are recognized in the consolidated statements of comprehensive (loss)/income on a straight-line basis over the lease terms.

Comprehensive (loss)/income
2.18	Comprehensive (loss)/income

Comprehensive (loss)/income is defined to include all changes in equity of the Group during a period arising from transactions and other event and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive (loss)/income includes net (loss)/income and other comprehensive (loss)/income, which mainly consists of the foreign currency translation adjustment that have been excluded from the determination of net (loss)/income.

(Loss)/income per share
2.19	(Loss)/income per share

Basic (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net (loss)/income is allocated between different classes of ordinary shares based on their participating rights. Diluted (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares, redeemable ordinary shares and convertible bonds using the if-converted method and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Cash, cash equivalents and restricted cash
2.20	Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less. The Group adopted ASU No. 2016-18, Statement of Cash Flows: Restricted Cash (Topic 230) for all years presented. The changes in restricted cash in the consolidated cash flow were US$7,541 thousands and US$2,791 thousands and US$5,283 thousands for the years ended December 31, 2018, 2019 and 2020, respectively, which were no longer presented within investing activities and were retrospectively included in the changes of cash, cash equivalents and restricted cash as required.

Restricted cash represents cash reserved in an escrow account for legal proceedings purpose (Note 24(c)) or pledged as security for certain short-term borrowings, which is reported separately on the face of the consolidated balance sheets.

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows:

	December 31,	December 31,
(In thousands)	2019	2020
Cash and cash equivalents	37,320	21,989
Restricted cash	2,954	8,237
Total	40,274	30,226

Inventories
2.21	Inventories

Inventories mainly consist of products for sales. They are accounted for using the weighted average cost and stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Write downs of US$497 thousands, US$230 thousands and US$948 thousands were recorded in cost of revenues in the consolidated statements of comprehensive (loss)/income for the years ended December 31, 2018, 2019 and 2020 respectively.

Accounts receivable, net
2.22	Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group evaluates the creditworthiness of each customer at the time when services are rendered or products are sold and continuously monitor the recoverability of the accounts receivable.

The Group uses specific identification method in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances might be required. The allowance for doubtful accounts is based on the best facts available and is re-evaluated and adjusted on a regular basis as additional information is received.

2.	Summary of significant accounting policies (Continued)
2.22	Accounts receivable, net (Continued)

Some of the factors that the Group considers in determining whether a bad debt allowance is recorded on an individual customer are:

(i)	the customer’s past payment history and whether it fails to comply with its payment schedule;
(ii)	whether the customer is in financial difficulty due to economic or legal factors;
(iii)	a significant dispute with the customer has occurred;
(iv)	the objective evidence which indicates non-collectability of the accounts receivable.

Investment in equity investee
2.23	Investment in equity investee

The equity investment represents the Group’s investment in a privately-held entity. The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. When the Group’s share of loss in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Property and equipment
2.24	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

Depreciation is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive (loss)/income.

Intangible assets
2.25	Intangible assets

Intangible assets mainly consist of trademark, software and licensed copyrights. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. All intangible assets of the Group are finite-lived intangible assets.

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Trademark	10 years
Software	10 years
Licensed copyrights	10 years

Long-term investment
2.26	Long-term investment

Long-term investment represents investment of equity interest of 10% of Beijing Huaxianglianxin Technology Company acquired in April 2019 and September 2020. Beijing Huaxianglianxin Technology Company is a licensed mobile virtual network operator and is primarily engaged in telecommunications related business. The Group measures the long-term investment over which the Group does not have significant influence or that do not have readily determinable fair value at cost less impairment prior to January 1, 2018. Effective from January 1, 2018 with the adoption of ASU 2016-01, the Group has elected to use the measurement alternative to account for the equity investment, and therefore carries this investment at cost adjusted for changes from observable transactions for identical or similar investments of the same investee, less impairment. As of December 31, 2020, the carrying amount of this investment was US$1,306 thousands (December 31, 2019: US$430 thousands) and there was no readily determinable fair value and observable price changes in the equity interest. There was no impairment of the investments as of December 31, 2020.

Deferred offering costs
2.27	Deferred offering costs

Deferred offering costs, which consist of direct incremental legal, consulting, banking and accounting fees relating to anticipated equity offerings, are capitalized and will be offset against proceeds upon the consummation of the offerings within shareholders’ equity. In the event an anticipated offering is terminated, deferred offering costs will be expensed. As of December 31, 2019, there were US$964 thousands of deferred offering costs capitalized and classified in prepayments and other current assets in the consolidated balance sheet. As of December 31, 2020, there were no capitalized deferred offering costs.

Impairment of long-lived assets
2.28	Impairment of long-lived assets

For long-lived assets the Group evaluates for impairment whenever events or changes indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group tests impairment of long-lived assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event at the carrying value exceeds the fair value of each reporting unit.

No impairment charge of long-lived assets was recorded for the years ended December 31, 2018, 2019 and 2020.

Software development costs
2.29	Software development costs

The Group incurred costs to research and develop relevant software that is used in its cloud SIM architecture. Costs incurred during the research phase are expensed as incurred. Costs incurred for the development of software prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

Fair value of financial instruments
2.30	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities.

As of December 31, 2018, 2019 and 2020, the carrying values of cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term nature of these instruments.

Other investments
2.31	Other investments

The Group’s other investments consist of debt securities and equity securities, which are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the consolidated statements of comprehensive (loss)/income.